CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	7,257,007	7,049,173
Common stock, shares outstanding	7,164,968	6,995,705
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	49,675,000	49,675,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference	$ 403,320	$ 387,808
Preferred stock, cumulative dividends (as a percent)	8.00%	8.00%
Preferred stock, shares issued	325,000	325,000
Preferred stock, shares outstanding	325,000	325,000